Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Letters of Credit

The following table sets forth the commitments and letters of credit as of the dates presented:

(dollars in thousands)	September 30, 2014	December 31, 2013
Commitments to extend credit	$1,105,285	$1,038,529
Standby letters of credit	76,968	78,639

Total	$1,182,253	$1,117,168

The following table sets forth our commitments and letters of credit as of the dates presented:

	December 31,
(dollars in thousands)	2013	2012
Commitments to extend credit	$1,038,529	$874,137
Standby letters of credit	78,639	95,399

Total	$1,117,168	$969,536

Future Estimated Payments Related to Data Processing and Communication Charges

The following table sets forth the future estimated payments related to data processing and communication charges for each of the five years following December 31, 2013:

(dollars in thousands)	Total
2014	$9,852
2015	10,114
2016	10,385
2017	10,664
2018	10,951

Total	$51,966